Discontinued operations - Staff costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Salaries, wages and other benefits	$ 21,254	$ 18,999	$ 19,167
Contributions to defined contribution retirement plan	237	135	122
Equity-settled share-based payment expenses	4,286	5,356	10,142
Total staff costs	25,777	24,490	29,431
Direct costs
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	2,281	110	928
Administrative and other operating expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	17,039	14,929	18,520
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Salaries, wages and other benefits	5,647	7,997	17,700
Contributions to defined contribution retirement plan	441	565	597
Equity-settled share-based payment expenses	1,254	2,004	354
Total staff costs	7,342	10,566	18,651
Discontinued operations | Direct costs
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	365	492	3,128
Discontinued operations | Selling and marketing expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	2,003	2,726	2,536
Discontinued operations | Research and development expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	731	1,142	1,598
Discontinued operations | Administrative and other operating expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	4,243	6,206	11,389
Discontinued operations | Prevention and diagnostics - COVID-19 related and EMEA operations
Disclosure of analysis of single amount of discontinued operations [line items]
Salaries, wages and other benefits	0	0	9,122
Contributions to defined contribution retirement plan	0	0	0
Equity-settled share-based payment expenses	0	0	0
Total staff costs	0	0	9,122
Discontinued operations | Prevention and diagnostics - COVID-19 related and EMEA operations | Direct costs
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	0	0	2,058
Discontinued operations | Prevention and diagnostics - COVID-19 related and EMEA operations | Selling and marketing expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	0	0	0
Discontinued operations | Prevention and diagnostics - COVID-19 related and EMEA operations | Research and development expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	0	0	0
Discontinued operations | Prevention and diagnostics - COVID-19 related and EMEA operations | Administrative and other operating expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	0	0	7,064
Discontinued operations | ACT genomics
Disclosure of analysis of single amount of discontinued operations [line items]
Salaries, wages and other benefits	5,647	7,997	8,578
Contributions to defined contribution retirement plan	441	565	597
Equity-settled share-based payment expenses	1,254	2,004	354
Total staff costs	7,342	10,566	9,529
Discontinued operations | ACT genomics | Direct costs
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	365	492	1,070
Discontinued operations | ACT genomics | Selling and marketing expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	2,003	2,726	2,536
Discontinued operations | ACT genomics | Research and development expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	731	1,142	1,598
Discontinued operations | ACT genomics | Administrative and other operating expenses
Disclosure of analysis of single amount of discontinued operations [line items]
Total staff costs	$ 4,243	$ 6,206	$ 4,325